Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Material Factors Incorporated in Black Scholes Model in Estimating Value of Options and Warrants
The material factors incorporated in the Black-Scholes model in estimating the value of the options include the following:

Three Months Ended September 30,
	2013	2012

Risk-free interest rate (1)	1.65-1.96%	None
Expected volatility	99%	None
Dividend yield	None	None
Expected life (2)	5.5-10.0	None

(1)	Represents the interest rate on a U.S. Treasury security with a maturity date corresponding to that of the option term.
(2)
Expected life for time based stock options was estimated using the “simplified” method, as allowed under the provisions of the Securities and Exchange Commission Staff Accounting Bulletin No.110. Expected life for performance based stock options was the actual term of the option.

Stock Option Activity
Stock option activity under the Company’s 2008 Plan and 1998 Plan for the three months ended September, 2013 is summarized as follows:

		Weighted
	Aggregate	Average	Exercise Price
	Number	Exercise Price	Range
Outstanding, July 1, 2013	231,748	$35.00	$4.30 – 345.00
Granted	73,280	5.40	5.40
Exercised	-	-	-
Forfeited	(27,788)	16.50	16.50
Expired	-	-	-
Outstanding, September 30, 2013	277,240	$29.30	$4.30 - 345.00

Options exercisable at September 30, 2013	185,031	$38.37

Options exercisable and expected to become exercisable at September 30, 2013	262,795

Weighted average fair value of options granted during the three months ended September 30, 2013	$4.23

Stock option activity under the 2008 Plan and 1998 Plan is summarized as follows:

		Weighted
	Aggregate	Average	Exercise Price
	Number	Exercise Price	Range
Outstanding, July 31, 2010	72,692	$113.00	$29.00 - 400.00
Granted	45,791	26.00	26.00 – 32.00
Exercised	-	-	-
Cancelled	-	-	-
Expired	(5,000)	114.00	99.00 – 225.00
Outstanding, June 30, 2011	113,483	78.00	26.00 – 400.00
Granted	52,744	23.00	20.00 – 26.00
Exercised	-	-	-
Cancelled	-	-	-
Expired	(9,750)	232.00	15.00 – 400.00
Outstanding, June 30, 2012	156,477	50.00	20.00 – 345.00
Granted	89,670	14.00	4.00 - 18.00
Exercised	-	-	-
Cancelled	(11,525)	23.00	23.00
Expired	(2,875)	202.00	109.00 - 235.00
Outstanding, June 30, 2013	231,747	$35.00	$4.00 - 345.00

Options exercisable at June 30, 2013	166,122	$41.00
Options exercisable at June 30, 2012	101,011	$62.00
Options exercisable at June 30, 2011	72,744	$104.00

Weighted average fair value of options granted during the fiscal year ended June 30, 2013	$11.00
Weighted average fair value of options granted during the fiscal year ended June 30, 2012	$17.00
Weighted average fair value of options granted during the fiscal year ended June 30, 2011	$33.00

Non-vested Stock Option Activity
Non-vested stock option activity under the Plan is summarized as follows:

		Weighted-average
	Number of	Grant-Date
	Options	Fair Value
Non-vested stock options at July 1, 2012	55,467	$25.00
Granted	89,670	11.00
Vested	(67,986)	13.00
Forfeited	(11,525)	18.00
Non-vested stock options at June 30, 2013	65,626	$16.00

Total Outstanding Warrants
Total outstanding warrants at June 30, 2013 were as follows:

Strike Price	Warrants
$345.00	150
$315.00	200
$140.00	50
$108.00	25
$60.00	27,709
$35.00	197,453
$32.00	3,000
$29.00	49,269
$26.00	50
$1.00	5,250
283,156